Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Trade accounts receivable
Schedule of expected credit loss rates and recognized loss impairments

		Trade Receivables
December 31, 2020		Days Past Due
in EUR	Current	<30 Days	31 ‑ 60 Days	61 ‑ 90 Days	91 ‑ 120 Days	>120 Days	Total
Expected credit loss rate	0.36%	1.14%	6.15%	2.29%	4.47%	1.86%	0.72%
Estimated total gross carrying amount at default	20,440,906	3,193,352	243,574	704,697	303,789	2,200,380	27,086,699
Expected credit loss	(72,865)	(36,393)	(14,984)	(16,166)	(13,574)	(40,830)	(194,813)
Impairment loss				—	—	(514,066)	(514,066)
Trade accounts receivables	20,368,041	3,156,959	228,590	688,531	290,215	1,645,484	26,377,820

		Days Past Due
December 31, 2019 in EUR	Current	<30 Days	31 ‑ 60 Days	61 ‑ 90 Days	91 ‑ 120 Days	>120 Days	Total
Expected credit loss rate	1.05%	1.64%	1.81%	5.86%	2.74%	5.50%	2.00%
Estimated total gross carrying amount at default	17,488,498	2,842,760	1,072,661	815,992	247,442	4,126,903	26,594,255
Expected credit loss	(182,809)	(46,649)	(19,402)	(47,854)	(6,788)	(227,166)	(530,668)
Impairment loss						(839,131)	(839,131)
Trade accounts receivables	17,305,689	2,796,111	1,053,259	768,138	240,654	3,060,606	25,224,456

Schedule of allowances of the trade accounts receivable

EUR
Balance at January 1, 2019	971,381
Impairment loss	200,812
Provision for expected credit losses	189,668
Currency translation effect	7,939
Balance at December 31, 2019	1,369,800
Reversal of impairment loss	(291,756)
Reversal of provision for expected credit losses	(335,855)
Currency translation effect	(33,309)
Balance at December 31, 2020	708,880